Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	22 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Carbon Collective Climate Solutions U.S. Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.13%)	(0.43%)
Carbon Collective Short Duration Green Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.15%	22.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%
Carbon Collective Climate Solutions ETF - at Market
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.99%)	(0.34%)
Carbon Collective Short Duration Green Bond ETF - at Market
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%